Organization and Principal Activities - Schedule of Assets and Liabilities of Discontinued Operations (Details) - CNY (¥) ¥ in Thousands	Mar. 31, 2025	Mar. 31, 2024
Schedule of Assets and Liabilities of Discontinued Operations [Abstract]
Assets classified as discontinued operation		¥ 1,441
Liabilities classified as discontinued operation	¥ 1,601	¥ 1,929